ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs.” The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2017 and 2018, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2016, 2017 and 2018, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

Condensed Balance Sheets of Parent Company

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,355	4,493	653
Amounts due from subsidiaries and VIEs	518,976	55,460	8,066
Prepayments and other current assets	7,085	9,982	1,453
Total current assets	553,416	69,935	10,172
Non-current assets:
Investment in subsidiaries and VIEs	—	—	—
Total non-current assets	—	—	—
Total assets	553,416	69,935	10,172
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	19,728	23,476	3,415
Total current liabilities	19,728	23,476	3,415
Total liabilities	19,728	23,476	3,415
Commitments and contingencies
Shareholders’ equity
Ordinary shares—Class A (US$0.001 par value; 20,000,000 shares authorized, 4,543,461 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	31	31	5
Ordinary shares—Class B (US$0.001 par value; 180,000,000 shares authorized, 26,280,367 and 26,289,929 shares, issued and outstanding as of December 31, 2017 and 2018, respectively)	176	177	26
Additional paid-in capital	1,107,201	1,146,253	166,715
Statutory Reserve	6,730	12,903	1,877
Accumulated other comprehensive loss	(30,539)	(35,496)	(5,163)
Accumulated deficit	(549,911)	(1,077,409)	(156,703)
Gridsum’s shareholders’ equity	533,688	46,459	6,757
Total liabilities and shareholders’ equity	553,416	69,935	10,172

Condensed Statements of Operations and Comprehensive Loss of Parent Company

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses:
Sales and marketing expenses	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(802)	(872)	(53)	(8)
Total operating expenses	(802)	(872)	(53)	(8)
Loss from operations	(802)	(872)	(53)	(8)
Loss from subsidiaries and VIEs	(97,772)	(238,124)	(521,272)	(75,816)
Net loss	(98,574)	(238,996)	(521,325)	(75,824)
Accretions to preferred shares redemption value	(16,725)	—	—	—
Cumulative dividend to preferred shareholders	(12,990)	—	—	—
Net loss attributable to Gridsum’s ordinary shareholders	(128,289)	(238,996)	(521,325)	(75,824)
Comprehensive loss	(89,704)	(259,576)	(527,502)	(76,722)

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(188,097)	2,424	(10,753)	(1,564)
Cash Flows from investing activities:
Investment of subsidiaries and VIEs	(103,298)	(291,008)	(12,136)	(1,765)
Net cash used in investing activities	(103,298)	(291,008)	(12,136)	(1,765)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	—	—	—	—
Proceeds from issuance of ordinary shares	615,032	3,091	27	4
Payment of financing costs in connection with the issuance of Series C preferred shares	—	—	—	—
Payment for IPO costs	(27,043)	(3,362)	—	—
Net cash provided by (used in) financing activities	587,989	(271)	27	4
Net increase/(decrease) in Cash, cash equivalents and restricted cash	296,594	(288,855)	(22,862)	(3,325)
Cash, cash equivalents and restricted cash at the beginning of the year	19,616	316,210	27,355	3,978
Cash, cash equivalents and restricted cash at the end of the year	316,210	27,355	4,493	653
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	16,725	—	—	—